Subsequent events - (Additional Information) (Details) - 1 months ended Apr. 30, 2022 $ / shares in Units, $ in Thousands	USD ($) $ / shares shares	£ / shares
Subsequent Event [Line Items]
Stock issued during the period, Value	$ 8,800
Aggregate principal amount of convertible bonds	$ 21,200
Percentage of principal amount issued of convertible debt	85.00%
Gross proceeds	$ 26,800
Cash proceeds from convertible notes payable	$ 18,020
Coupon rate	5.50%
Long term debt term	5 years
Stock issued | shares	2,221,794
Shares issued, price per share | (per share)	$ 3.625	£ 276
American Depositary Shares [Member]
Subsequent Event [Line Items]
Stock issued | shares	103,447
Shares issued, price per share | $ / shares	$ 7.25